Note 16 - Pension Benefit Payments Which Reflects Future Services Expected to Be Paid From the Plans (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefit Payments Which Reflects Future Services Expected To Be Paid From Plans [Line Items]
2016	$ 5
Major US Plans [Member]
Pension Benefit Payments Which Reflects Future Services Expected To Be Paid From Plans [Line Items]
2016	357
2017	341
2018	331
2019	321
2020	311
2021-2025	1,401
Major Non-U.S. Plans [Member]
Pension Benefit Payments Which Reflects Future Services Expected To Be Paid From Plans [Line Items]
2016	47
2017	47
2018	46
2019	46
2020	45
2021-2025	$ 214